Schedule of Notes Payable Related Parties (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Notes payable related party, current	$ 975,739	$ 965,211	$ 944,098
Less debt discount
Notes payable related party, non-current		965,211	944,098
Notes Payable One [Member]
Short-Term Debt [Line Items]
Notes payable related party, current		2,356	7,054
Notes Payable Two [Member]
Short-Term Debt [Line Items]
Notes payable related party, current		27,577	26,064
Notes Payable Three [Member]
Short-Term Debt [Line Items]
Notes payable related party, current		534,544	534,646
Notes Payable Four [Member]
Short-Term Debt [Line Items]
Notes payable related party, current		118,400	112,000
Notes Payable Five [Member]
Short-Term Debt [Line Items]
Notes payable related party, current		$ 282,334	$ 264,334